INVESTMENT IN UNCONSOLIDATED ENTITY - Additional Information (Details)	1 Months Ended	12 Months Ended
	Aug. 21, 2018 CNY (¥) shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 CNY (¥) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 15, 2017
Payments to Acquire Businesses and Interest in Affiliates		$ 612,378	¥ 4,205,080		¥ 4,037,736	¥ 0
Cost-method Investments, Other than Temporary Impairment				$ 580,000	4,037,736	0
Cost Method Investment Ownership Percentage	43.00%	43.00%					43.00%
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares	2,435,284	858,667	858,667
Payments to Acquire Equity Method Investments | ¥			¥ 8,000,000
Income (Loss) from Equity Method Investments		$ (139,789)	(959,905)		0	¥ 0
Investment Payable		932,021			¥ 0		¥ 6,400,000
Future Gas Station Beijing Technology Ltd [Member]
Payments to Acquire Businesses and Interest in Affiliates		$ 5,113,984	¥ 35,116,707
Payments to Acquire Additional Interest in Subsidiaries | ¥	¥ 10,000,000
Cost Method Investment Ownership Percentage								8.00%
Cost Method Investments, Additional Information	As consideration for increasing its affiliates' interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB 10 million in cash to FGS and (2) issue 2,435,284 restricted ordinary shares of the Company (the "Restricted Shares") to the other shareholders of FGS within 30 days after FGS finalizes recording the Company's corresponding interest at the local governmental agency.
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares	2,435,284
Minimum [Member]
Equity Method Investment, Ownership Percentage	8.00%	20.00%					20.00%
Maximum [Member]
Equity Method Investment, Ownership Percentage	43.00%				50.00%